UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2005

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		April 21, 2005








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  $162,312 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Acacia Research Common  003881307     2,387    422,500    Sole   n/a     none
Adv Medical Opt Common  00763M108     1,539     42,500    Sole   n/a     none
Amedisys        Common  023436108     2,722     90,000    Sole   n/a     none
ATP Oil & Gas   Common  00208J108    13,297    614,450    Sole   n/a     none
Axesstel Inc    Common  05459T101       439    100,000    Sole   n/a     none
Blockbuster     Common  093679108     2,649    300,000    Sole   n/a     none
Bluebook Intl   Common  09608Q208       250    238,095    Sole   n/a     none
Calfrac Well Sv Common  129584108     7,356    273,200    Sole   n/a     none
Cash Systems    Common  14756B102     2,614    350,000    Sole   n/a     none
Central Garden  Common  153527106     2,486     56,690    Sole   n/a     none
Collegiat Pac   Common  194589206     7,012    634,600    Sole   n/a     none
Deckers         Common  243537107     2,923     81,800    Sole   n/a     none
Duke Realty     Pref    264411745        48      2,000    Sole   n/a     none
Durect          Common  266605104       509    140,000    Sole   n/a     none
Dwango Wireless Common  267405108     1,257    714,285    Sole   n/a     none
Edge Petroleum  Common  279862106     3,014    182,000    Sole   n/a     none
Energy Partners Common  29270U105     4,173    160,700    Sole   n/a     none
Fairborne NRG   Common  303626105     3,064    273,100    Sole   n/a     none
Flamel Tech     Common  338488109       282     21,850    Sole   n/a     none
Flow Int'l      Common  343468104     2,426    403,000    Sole   n/a     none
Fox Hollow Tech Common  35166A103     7,932    281,300    Sole   n/a     none
General Elec.   Pref    369622485       250     10,000    Sole   n/a     none
Genius Products Common  37229R206       769    405,000    Sole   n/a     none
Georgia Power   Pref    373334499        48      1,900    Sole   n/a     none
GMX Resources   Common  38011M108     1,278    111,000    Sole   n/a     none
Great Canadian  Common  389914102     4,547    114,300    Sole   n/a     none
Health Extra    Common  422211102     4,753    285,500    Sole   n/a     none
Heartland Oil   Common  42235Q101       946    666,000    Sole   n/a     none
Hythiam         Common  44919F104     1,025    120,000    Sole   n/a     none
Immucor         Common  452526106     6,528    216,250    Sole   n/a     none
Immtech Int'l   Common  452519101       593     47,750    Sole   n/a     none
Informatica     Common  45666Q102     2,922    353,400    Sole   n/a     none
Isolagen        Common  46488N103       755    120,000    Sole   n/a     none
Jupiter Media   Common  48207D101     3,058    197,193    Sole   n/a     none
KCS Energy      Common  482434206     1,828    119,000    Sole   n/a     none
Kinetic Concept Common  49460W208     1,980     33,200    Sole   n/a     none
Kyphon          Common  501577100       252     10,000    Sole   n/a     none
Laserscope      Common  518081104     4,205    132,500    Sole   n/a     none
Macromedia      Common  556100105     3,130     93,450    Sole   n/a     none
Martek Bio      Common  572901106     1,164     20,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Matria Health   Common  576817209     4,164    135,600    Sole   n/a     none
Nurometrix      Common  641255104     1,331    139,400    Sole   n/a     none
NuVasive        Common  670704105       865     67,000    Sole   n/a     none
Orange 21       Common  685317109       487     75,000    Sole   n/a     none
Parallel Petrol Common  699157103        37      5,000    Sole   n/a     none
Petco           Common  716016209     2,050     55,700    Sole   n/a     none
Photomedix      Common  719358103       807    300,000    Sole   n/a     none
Pioneer Drill   Common  723655106     4,771    346,500    Sole   n/a     none
Progresive Game Common  59862K108     8,012    637,900    Sole   n/a     none
Prudential      Pref    G7293H114        76      3,000    Sole   n/a     none
Psychicatric Sl Common  74439H108     5,727    124,500    Sole   n/a     none
Public Storage  Pref    74460D430       125      5,000    Sole   n/a     none
Range Resources Common  75281A109     2,429    104,000    Sole   n/a     none
Real Networks   Common  75605L104       873    151,100    Sole   n/a     none
Regency Centers Pref    758849400       137      5,450    Sole   n/a     none
Savanna Energy  Common  804694107     2,200    140,000    Sole   n/a     none
Saxon Energy    Common  805566106     1,388    350,000    Sole   n/a     none
Scientific Game Common  80874P109     3,749    164,100    Sole   n/a     none
SLM Corp        Pref    78442P403       250     10,000    Sole   n/a     none
Specialty Under Common  84751T309     1,632    183,000    Sole   n/a     none
Superior Energy Common  868157108     2,836    164,900    Sole   n/a     none
Titan Int'l     Common  88830M102     4,713    328,000    Sole   n/a     none
Trican Wells    Common  895945103       644     10,000    Sole   n/a     none
US Bankcorp     Pref    903304204       260     10,000    Sole   n/a     none
Vornado Realty  Pref    929042802        24      1,000    Sole   n/a     none
Vornado Realty  Pref    929042703        17        700    Sole   n/a     none
Workstream      Common  981402100     3,298    741,150    Sole   n/a     none